Intangible Assets	12 Months Ended
Dec. 31, 2017
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Intangible Assets

Note 12. Intangible Assets

Cost	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2015	Ps	. 70,263	Ps	. 25,174	Ps.	1,514	Ps.	63	Ps.	97,014	Ps.	3,225	Ps.	1,554	Ps.	1,027	Ps.	671	Ps.	6,477	Ps.	103,491
Purchases		—		—		—		—		—		480		458		198		83		1,219		1,219
Acquisitions from business combinations		—		11,369		—		1,238		12,607		328		—		—		199		527		13,134
Transfer of completed development systems		—		—		—		—		—		1,085		(1,085)		—		—		—		—
Disposals		—		—		—		—		—		(150)		(242)		—		(77)		(469)		(469)
Effect of movements in exchange rates		(4,992)		(2,693)		(33)		(19)		(7,737)		(94)		(2)		—		(16)		(112)		(7,849)
Changes in value on the recognition of inflation effects		1,121		—		—		—		1,121		(12)		—		—		—		(12)		1,109
Capitalization of borrowing costs		—		—		—		—		—		28		—				—		28		28

Cost as of December 31, 2015	Ps.	66,392	Ps.	33,850	Ps.	1,481	Ps.	1,282	Ps.	103,005	Ps.	4,890	Ps.	683	Ps.	1,225	Ps.	860	Ps.	7,658	Ps.	110,663

Cost as of January 1, 2016	Ps.	66,392	Ps.	33,850	Ps.	1,481	Ps.	1,282	Ps.	103,005	Ps.	4,890	Ps.	683	Ps.	1,225	Ps.	860	Ps.	7,658	Ps.	110,663
Purchases		—		—		3		—		3		345		609		191		146		1,291		1,296
Acquisitions from business combinations (see Note 4)		9,602		12,276		239		1,067		23,184		318		3		—		174		495		23,679
Changes in fair value of past acquisitions		—		(2,385)		4,315		(554)		1,376		—		—		—		1,078		1,078		2,372
Transfer of completed development systems		—		—		—		—		—		304		(304)		—		—		—		—
Disposals		—		—		—		—		—		(336)		—		—		(24)		(360)		(360)
Effect of movements in exchange rates		8,124		8,116		187		392		16,819		451		(193)		—		104		362		17,181
Changes in value on the recognition of inflation effects		1,220		—		—		—		1,220		141		—		—		—		141		1,361
Capitalization of borrowing costs		—		—		—		—		—		11		—		—		—		11		11

Cost as of December 31, 2016	Ps.	85,338	Ps.	51,857	Ps.	6,225	Ps.	2,187	Ps.	145,607	Ps.	6,124	Ps.	798	Ps.	1,416	Ps.	2,338	Ps.	10,676	Ps.	156,283

Cost as of January 1, 2017	Ps	. 85,338	Ps.	51,857	Ps.	6,225	Ps.	2,187	Ps.	145,607	Ps.	6,124	Ps.	798	Ps.	1,416	Ps.	2,338	Ps.	10,676	Ps.	156,283
Purchases		1,288		—		—		6		1,294		464		920		221		445		2,050		3,344
Acquisitions from business combinations (see Note 4)		4,144		140		5		—		4,289		6		—		—		80		86		4,375
Changes in fair value of past acquisitions		5,167		(7,022)		836		9		(1,010)		(188)		—		—		892		704		(306)
Transfer of completed development systems		—		—		—		—		—		412		(412)		—		—		—		—
Disposals		—		—		—		—		—		110		—		—		—		110		110
Effect of movements in exchange rates		(2,563)		(1,526)		119		91		(3,879)		175		(15)		—		52		212		(3,667)
Changes in value on the recognition of inflation effects		(727)		—		—		—		(727)		—		—		—		175		175		(552)
Venezuela deconsolidation effect																		(139)		(139)		(139)

Cost as of December 31, 2017	Ps.	92,647	Ps.	43,449	Ps.	7,185	Ps.	2,293	Ps.	145,574	Ps.	7,103	Ps.	1,291	Ps.	1,637	Ps.	3,843	Ps.	13,874	Ps.	159,448

Amortization and Impairment Losses	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Amortization as of January 1, 2015	Ps.	—	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(36)	Ps.	(1,343)	Ps.	—	Ps.	(235)	Ps.	(350)	Ps.	(1,928)	Ps.	(1,964)
Amortization expense		—		—		—		—		—		(461)		—		(67)		(76)		(604)		(604)
Disposals		—		—		—		—		—		126		—		—		42		168		168
Effect of movements in exchange rates		—		—		—		—		—		59		—		—		19		78		78

Amortization as of December 31, 2015	Ps.	—	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(36)	Ps.	(1,619)	Ps.	—	Ps.	(302)	Ps.	(365)	Ps.	(2,286)	Ps.	(2,322)

Amortization as of January 1, 2016	Ps.	—	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(36)	Ps.	(1,619)	Ps.	—	Ps.	(302)	Ps.	(365)	Ps.	(2,286)	Ps.	(2,322)
Amortization expense		—		—		—		—		—		(630)		—		(74)		(302)		(1,006)		(1,006)
Impairment losses		—		—		—		—		—		—		—		—		—		—		—
Disposals		—		—		—		—		—		313		—		—		36		349		349
Effect of movements in exchange rates		—		—		—		—		—		(1)		—		—		(35)		(36)		(36)

Amortization as of December 31, 2016	Ps.	—	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(36)	Ps.	(1,937)	Ps.	—	Ps.	(376)	Ps.	(666)	Ps.	(2,979)	Ps.	(3,015)

Amortization as of January 1, 2017	Ps.	—	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(36)	Ps.	(1,937)	Ps.	—	Ps.	(376)	Ps.	(666)	Ps.	(2,979)	Ps.	(3,015)
Amortization expense		—		—		—		—		—		(961)		—		(81)		(217)		(1,259)		(1,259)
Impairment losses		—		—		—		—		—		(110)		—		—		—		(110)		(110)
Disposals		—		—		—		—		—		—		—		—		—		—		—
Venezuela deconsolidation effect		—		—		—		—		—		—		—		—		(120)		(120)		(120)
Venezuela impairment		(745)		—		—		—		(745)		—		—		—		—		—		(745)
Effect of movements in exchange rates		—		—		—		—		—		(254)		—		—		148		(106)		(106)

Amortization as of December 31, 2017	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(781)	Ps.	(3,262)	Ps.	—	Ps.	(457)	Ps.	(855)	Ps.	(4,574)	Ps.	(5,354)

Carrying Amount
As of December 31, 2015	Ps.	66,392	Ps.	33,850	Ps.	1,481	Ps.	1,246	Ps.	102,969	Ps.	3,271	Ps.	683	Ps.	923	Ps.	495	Ps.	5,372	Ps.	108,341
As of December 31, 2016	Ps.	85,338	Ps.	51,857	Ps.	6,225	Ps.	2,151	Ps.	145,571	Ps.	4,187	Ps.	798	Ps.	1,040	Ps.	1,672	Ps.	7,697	Ps.	153,268
As of December 31, 2017	Ps.	91,901	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	3,841	Ps.	1,291	Ps.	1,180	Ps.	2,988	Ps.	9,300	Ps.	154,093

During the years ended December 31, 2016 and 2015 the Company capitalized Ps. 8 and Ps. 28, respectively of borrowing costs in relation to Ps. 28 and Ps. 410 in qualifying assets, respectively. The effective interest rates used to determine the amount of borrowing costs eligible for capitalization were 4.1% and 4.1%, respectively. For the year ended December 31, 2017, the Company did not recognize any capitalization of borrowing costs.

On March 28, 2017 Coca-Cola FEMSA acquired distribution rights and other intangibles of AdeS soy-based beverages in its territories in Mexico and Colombia for an aggregate amount of Ps. 1,287. This acquisition was made to reinforce Coca-Cola FEMSA leadership position.

For the years ended 2017, 2016 and 2015, allocation for amortization expense is as follows:

	2017		2016		2015
Cost of goods sold	Ps.	132	Ps.	82	Ps.	61
Administrative expenses		627		727		407
Selling expenses		500		207		136

	Ps.	1,259	Ps.	1,016	Ps.	604

The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	3 - 10
Alcohol Licenses	12 - 15

Coca-Cola FEMSA Impairment Tests for Cash-Generating Units Containing Goodwill and Distribution Rights

For the purpose of impairment testing, goodwill and distribution rights are allocated and monitored on an individual country basis, which is considered to be CGU.

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

	December 31, 2017		December 31, 2016
Mexico	Ps.	56,352	Ps.	55,137
Guatemala		488		499
Nicaragua		484		532
Costa Rica		1,520		1,622
Panama		1,185		1,241
Colombia		5,824		5,988
Venezuela		—		1,225
Brazil		48,345		52,609
Argentina		50		67
Philippines		3,882		—

Total	Ps.	118,130	Ps.	118,920

Goodwill and distribution rights are tested for impairments annually.

The recoverable amounts are based on value in use. The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: volume, expected annual long-term inflation, and the weighted average cost of capital (“WACC”) used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, Coca-Cola FEMSA prepares its estimates based on the current situation of each of the CGUs.

To determine the discount rate, Coca-Cola FEMSA uses the WACC as determined for each of the cash generating units in real terms and as described in following paragraphs.

The estimated discount rates to perform impairment test for each CGU consider market participants’ assumptions. Market participants were selected taking into consideration the size, operations and characteristics of the businesses that are similar to those of Coca-Cola FEMSA.

The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of Coca-Cola FEMSA and its operating segments and is derived from its WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by Company’s investors. The cost of debt is estimated based on the interest bearing borrowings Coca-Cola FEMSA is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor would asses in the market for credit to the CGUs. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.

Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The key assumptions used for the value-in-use calculations are as follows:

•	Cash flows were projected based on actual operating results and the five-year business plan. Cash flows for a further five-year were forecasted maintaining the same stable growth and margins per country of the last year base. Coca-Cola FEMSA believes that this forecasted period is justified due to the non-current nature of the business and past experiences.

•	Cash flows after the first ten-year period were extrapolated using a perpetual growth rate equal to the expected annual population growth, in order to calculate the terminal recoverable amount.

•	A per CGU-specific Weighted Average Cost of Capital (“WACC”) was applied as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes, size premium adjustments.

The key assumptions by CGU for impairment test as of December 31, 2017 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2018-2027	Expected Volume Growth Rates 2018-2027
Mexico	7.3%	5.3%	3.7%	2.2%
Colombia	9.1%	6.6%	3.1%	3.2%
Costa Rica	11.5%	7.8%	3.3%	2.7%
Guatemala	13.9%	10.7%	4.7%	7.1%
Nicaragua	16.6%	10.6%	5.0%	4.9%
Panama	8.3%	6.5%	2.3%	3.4%
Argentina	11.0%	7.3%	10.7%	3.1%
Brazil	9.7%	6.2%	4.1%	1.3%
Philippines	9.7%	5.9%	3.6%	3.4%

The key assumptions by CGU for impairment test as of December 31, 2016 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2017-2026	Expected Volume Growth Rates 2017-2026
Mexico	6.8%	6.3%	3.7%	1.2%
Colombia	7.9%	7.5%	3.2%	4.0%
Venezuela	17.5%	17.0%	117.3%	1.0%
Costa Rica	8.4%	8.3%	4.4%	4.7%
Guatemala	9.9%	9.5%	5.0%	13.2%
Nicaragua	10.6%	10.1%	4.2%	5.7%
Panama	7.8%	7.4%	3.0%	4.9%
Argentina	9.1%	8.5%	12.2%	4.1%
Brazil	8.7%	8.1%	4.4%	2.9%

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). Coca-Cola FEMSA consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.

During the year ended December 31, 2017 and due to the worsened economic and operational conditions in Venezuela, Coca-Cola FEMSA has recognized an impairment for distribution rights in such country for an amount of Ps. 745, such effect has been recorded in other expenses in the consolidated financial statements.

Sensitivity to Changes in Assumptions

At December 31, 2017, Coca-Cola FEMSA performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of 100 basis points and concluded that no impairment would be recorded.

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.16%	-1.0%	Passes by 5.2x
Colombia	+0.19%	-1.0%	Passes by 2.5x
Costa Rica	+0.64%	-1.0%	Passes by 2.3x
Guatemala	+1.52%	-1.0%	Paases by 7.4x
Nicaragua	+4.27%	-1.0%	Passes by 3.1x
Panama	+0.12%	-1.0%	Passes by 12.1x
Argentina	+4.39%	-1.0%	Passes by 299x
Brazil	+0.26%	-1.0%	Passes by 3.6x
Philippines	+0.46%	-1.0%	Passes by 2.1x

(1)	Compound Annual Growth Rate (CAGR).

FEMSA Comercio Impairment Test for Cash-Generating Units Containing Goodwill

For the purpose of impairment testing, goodwill is allocated and monitored on an individual country basis by operating segment. FEMSA Comercio has integrated its cash generating units as follow: Retail Division and Health Division are integrated as Mexico, for each of them and Fuel Division includes only Mexico.

As of December 31, 2017 in Health Division there is a significant carrying amount of goodwill allocated in Chile and Colombia as a group of cash generating (South America) with a total carrying amount of Ps. 6,048.

Goodwill is tested for impairments annually.

The recoverable amounts are based on value in use. The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: sales, expected annual long-term inflation, and the weighted average cost of capital (“WACC”) used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, FEMSA Comercio prepares its estimates based on the current situation of each of the CGUs or group of CGUs.

To determine the discount rate, FEMSA Comercio uses the WACC as determined for each of the cash generating units or group of the cash generating units in real terms and as described in following paragraphs.

The estimated discount rates to perform the IAS 36 “Impairment of assets”, impairment test for each CGU or group of CGUs consider market participants’ assumptions. Market participants were selected taking into consideration the size, operations and characteristics of the businesses that are similar to those of FEMSA Comercio.

The discount rates represent the current market assessment of the risks specific to each CGU or group of CGUs, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of FEMSA Comercio and its operating segments and is derived from its WACC. The WACC takes into account both debt and cost of equity. The cost of equity is derived from the expected return on investment by Company’s investors. The cost of debt is based on the interest bearing borrowings the Coca-Cola FEMSA is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor would asses in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.

Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The key assumptions used for the value-in-use calculations are as follows:

•	Cash flows were projected based on actual operating results and the five-year business plan. FEMSA Comercio believes that this forecasted period is justified due to the non-current nature of the business and past experiences.

•	Cash flows projected based on actual operating results and five-year business plan were calculated using a perpetual growth rate equal to the expected annual population growth, in order to calculate the terminal recoverable amount.

•	A per CGU-specific Weighted Average Cost of Capital (“WACC”) was applied as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes size premium adjustments.

The key assumptions by CGU for impairment test as of December 31, 2017 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2018-2027	Expected Volume Growth Rates 2018-2027
South America (Health Division)	6.9%	6.2%	3%	2%

The key assumptions by CGU for impairment test as of December 31, 2016 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2017-2026	Expected Volume Growth Rates 2016-2026
South America (Health Division)	7.5%	7.3%	3%	13%

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). FEMSA Comercio consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.

Sensitivity to Changes in Assumptions

At December 31, 2017, FEMSA Comercio performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and a sensitivity analysis of sales that would be affected considering a contraction in economic conditions as a result of lower purchasing power of customers, which based on management estimation considered to be reasonably possible an effect of 100 basis points in the sale’s compound annual growth rate (CAGR), concluding that no impairment would be recognized.

CGU Group	Change in WACC	Change in Sales Growth CAGR(1)	Effect on Valuation
Health Division (South America)	+0.3%	-1.0%	Passes by 7.03x

(1)	Compound Annual Growth Rate.